Events after the Reporting Period	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disclosure of events after reporting period [text block]
43.	Events after the reporting period
On January 23, 2024, POSCO, a subsidiary, issued
non-guaranteed
senior dollar bonds (issued amount $500 million, nominal interest rate 4.875%). The maturity of the bonds is January 23, 2027.